Fixed Assets, Net	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
FIXED ASSETS, NET
12.	FIXED ASSETS, NET

Fixed assets consist of the following:

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Computer equipment	1,519,261	2,057,218	299,210
Office building	589,543	588,685	85,621
Leasehold improvements	79,036	97,938	14,244
Office furniture and equipment	40,634	57,999	8,436
Others	9,729	12,957	1,884
	2,238,203	2,814,797	409,395
Less: Accumulated depreciation	(996,656)	(1,263,673)	(183,793)
Construction in progress	7,421	67,023	9,748
	1,248,968	1,618,147	235,350

No impairment charges were recognized on fixed assets for the years ended December 31, 2016, 2017 and 2018, respectively.

Depreciation expense was RMB306,495, RMB348,921 and RMB312,138 (US$45,399) for the years ended December 31, 2016, 2017 and 2018, respectively.